UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 3/31

Date of reporting period: 6/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Dean Small Cap Value Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.11%

Consumer Discretionary — 17.85%
Brinker International, Inc.	82,240	$3,744,387
Cabela’s, Inc. - Class A *	56,165	2,811,620
Dillard’s, Inc. - Class A	53,455	3,239,373
DSW, Inc. - Class A	165,510	3,505,502
Express, Inc. *	217,835	3,160,786
Meredith Corp.	43,175	2,241,214
Meritage Homes Corp. *	121,305	4,553,790
Thor Industries, Inc.	75,045	4,858,413
Tower International, Inc.	262,220	5,396,488
Tupperware Brands Corp.	74,543	4,195,280

		37,706,853

Consumer Staples — 0.13%
Medifast, Inc.	8,105	269,653

Energy — 2.44%
Western Refining, Inc.	249,460	5,146,360

Financials — 23.67%
AMERISAFE, Inc.	66,375	4,063,477
BancFirst Corp.	30,400	1,833,728
BBCN Bancorp, Inc.	277,150	4,135,078
Bryn Mawr Bank Corp.	125,562	3,666,410
Community Trust Bancorp, Inc.	92,520	3,206,743
Enstar Group Ltd. *	15,315	2,480,877
First Financial Bancorp	192,055	3,735,470
Hancock Holding Co.	175,245	4,575,647
Horace Mann Educators Corp.	112,040	3,785,832
Horizon Bancorp	37,041	931,211
Infinity Property & Casualty Corp.	57,360	4,626,658
Lakeland Financial Corp.	69,440	3,264,374
ProAssurance Corp.	56,165	3,007,636
Renasant Corp.	74,545	2,410,040
Tompkins Financial Corp.	7,225	469,625
TriCo Bancshares	137,855	3,804,798

		49,997,604

Health Care — 1.88%
Owens & Minor, Inc.	106,200	3,969,756

Industrials — 19.27%
Barnes Group, Inc.	157,795	5,226,170
Crane Co.	79,772	4,524,668
EMCOR Group, Inc.	68,875	3,392,783
Hillenbrand, Inc.	105,995	3,184,090
ITT, Inc.	71,480	2,285,930
Kadant, Inc.	46,975	2,419,682
Kennametal, Inc.	86,020	1,901,902
Kforce, Inc.	217,505	3,673,659
McGrath RentCorp	85,235	2,607,339
Moog, Inc. - Class A *	47,990	2,587,621
Regal-Beloit Corp.	96,450	5,309,572
Tetra Tech, Inc.	116,410	3,579,025

		40,692,441

See accompanying notes which are an integral part of these schedule of investments.

Dean Small Cap Value Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value

Information Technology — 15.46%
ADTRAN, Inc.	67,798	$1,264,433
Anixter International, Inc. *	42,890	2,285,179
AVX Corp.	281,840	3,827,387
Comtech Telecommunications Corp.	381,801	4,902,325
Convergys Corp.	205,689	5,142,225
InterDigital, Inc.	58,205	3,240,854
ManTech International Corp. - Class A	92,925	3,514,424
ScanSource, Inc. *	114,110	4,234,622
Tech Data Corp. *	59,038	4,241,880

		32,653,329

Materials — 8.95%
Commercial Metals Co.	252,890	4,273,841
Compass Minerals International, Inc.	33,700	2,500,203
Domtar Corp.	130,555	4,570,731
Owens-Illinois, Inc. *	237,470	4,276,835
Silgan Holdings, Inc.	63,735	3,279,803

		18,901,413

Real Estate Investment Trusts — 6.75%
Care Capital Properties, Inc.	182,985	4,796,037
Chesapeake Lodging Trust	121,515	2,825,224
Corporate Office Properties Trust	81,690	2,415,573
Ramco-Gershenson Properties Trust	214,750	4,211,247

		14,248,081

Telecommunications — 0.74%
Inteliquent, Inc.	78,855	1,568,426

Utilities — 0.97%
ALLETE, Inc.	31,867	2,059,564

Total Common Stocks (Cost $198,055,703)		207,213,480

Money Market Securities — 1.08%

Fidelity Institutional Money Market Portfolio, Institutional Class, 0.46% (a)	2,280,968	2,280,968

Total Money Market Securities (Cost $2,280,968)		2,280,968

Total Investments – 99.19% (Cost $200,336,671)		209,494,448

Other Assets in Excess of Liabilities – 0.81%		1,700,352

NET ASSETS – 100.00%		$211,194,800

(a)	Rate disclosed is the seven day effective yield as of June 30, 2016.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these schedule of investments.

As of June 30, 2016, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Unrealized appreciation	$16,347,995
Unrealized depreciation	(6,591,735)

Net unrealized appreciation	$9,756,260

Aggregate cost of securities for federal income tax purposes	$199,738,188

See accompanying notes which are an integral part of these schedule of investments.

Dean Mid Cap Value Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.80%

Consumer Discretionary — 14.59%
Aramark	7,803	$260,776
Delphi Automotive PLC	4,485	280,761
Genuine Parts Co.	2,997	303,446
Interpublic Group of Cos., Inc.	11,644	268,976
Murphy USA, Inc. *	4,246	314,883
Newell Rubbermaid, Inc.	6,676	324,253
Nordstrom, Inc.	7,010	266,731
Panera Bread Co. - Class A *	1,524	322,997
Vista Outdoor, Inc. *	6,149	293,492

		2,636,315

Consumer Staples — 6.36%
Bunge Ltd.	4,530	267,949
Edgwell Personal Care Co.	2,945	248,587
Ingredion, Inc.	2,377	307,608
Tyson Foods, Inc. - Class A	4,862	324,733

		1,148,877

Energy — 10.13%
Concho Resources, Inc. *	2,825	336,938
EQT Corp.	4,109	318,160
Frank’s International NV	22,940	335,153
Hess Corp.	5,016	301,462
Marathon Oil Corp.	18,775	281,813
Pioneer Natural Resources Co.	1,708	258,267

		1,831,793

Financials — 19.38%
Allstate Corp.	4,082	285,536
Ameriprise Financial, Inc.	2,721	244,482
Brown & Brown, Inc.	7,734	289,793
Commerce Bancshares, Inc.	6,985	334,581
Invesco Ltd.	11,881	303,441
KeyCorp	21,600	238,680
M&T Bank Corp.	2,256	266,727
Reinsurance Group of America, Inc.	3,013	292,231
Signature Bank *	1,981	247,467
Torchmark Corp.	6,471	400,037
Unum Group	8,833	280,801
W.R. Berkley Corp.	5,341	320,033

		3,503,809

Health Care — 6.98%
C.R. Bard, Inc.	1,352	317,936
Patterson Companies, Inc.	7,173	343,515
Quest Diagnostics, Inc.	3,703	301,461
Zimmer Holdings, Inc.	2,480	298,542

		1,261,454

See accompanying notes which are an integral part of these schedule of investments.

Dean Mid Cap Value Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
Industrials — 13.15%
CH Robinson Worldwide, Inc.	3,600	$267,300
Crane Co.	5,098	289,159
Dover Corp.	4,151	287,747
Parker-Hannifin Corp.	2,308	249,379
Republic Services, Inc.	7,584	389,135
Rockwell Automation, Inc.	2,325	266,957
Snap-on, Inc.	1,946	307,118
Xylem, Inc.	7,173	320,274

		2,377,069

Information Technology — 8.43%
Arrow Electronics, Inc. *	4,571	282,945
Linear Technology Corp.	6,334	294,721
Littelfuse, Inc.	2,343	276,919
Synopsys, Inc. *	8,200	443,456
Teradyne, Inc.	11,470	225,844

		1,523,885

Materials — 8.04%
Agrium, Inc.	2,414	218,274
Alcoa, Inc.	17,087	158,396
Bemis Co., Inc.	4,995	257,193
Eastman Chemical Co.	4,417	299,914
International Paper Co.	6,253	265,002
Nucor Corp.	5,150	254,462

		1,453,241

Real Estate Investment Trusts — 7.86%
Equity LifeStyle Properties, Inc.	5,975	478,299
Host Hotels & Resorts, Inc.	18,848	305,526
Omega Healthcare Investors, Inc.	8,182	277,779
Weingarten Realty Investors	8,782	358,481

		1,420,085

Utilities — 3.88%
Ameren Corp.	5,753	308,246
Xcel Energy, Inc.	8,799	394,019

		702,265

Total Common Stocks (Cost $14,055,848)		17,858,793

See accompanying notes which are an integral part of these schedule of investments.

Dean Mid Cap Value Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value

Money Market Securities — 1.02%

Fidelity Institutional Money Market Portfolio, Institutional Class, 0.46% (a)	183,853	$183,853

Total Money Market Securities (Cost $183,853)		183,853

Total Investments – 99.82% (Cost $14,239,701)		18,042,646

Other Assets in Excess of Liabilities – 0.18%		32,506

NET ASSETS – 100.00%		$18,075,152

(a)	Rate disclosed is the seven day effective yield as of June 30, 2016.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

As of June 30, 2016, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Unrealized appreciation	$3,923,496
Unrealized depreciation	(120,290)

Net unrealized appreciation	$3,803,206

Aggregate cost of securities for federal income tax purposes	$14,239,440

See accompanying notes which are an integral part of these schedule of investments.

Dean Funds

Related Notes to the Schedule of Investments

June 30, 2016

(Unaudited)

The Dean Small Cap Value Fund (the “Small Cap Fund”) and the Dean Mid Cap Value Fund (the “Mid Cap Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Distributions received from investments in real estate investment trusts (“REITS”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Dean Funds

Related Notes to the Schedule of Investments - continued

June 30, 2016

(Unaudited)

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Dean Investment Associates, LLC (“Dean Investment Associates” or the “Adviser”) or Dean Capital Management, LLC (“DCM” or the “Sub-Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available or when the Adviser or Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market securities, are generally priced at the ending net asset value (NAV) provided by the pricing agent of the Funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which market quotations are not available or the price provided by the pricing service is not reliable, as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser or Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used at June 30, 2016 in valuing the Small Cap Fund’s investments:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$207,213,480	$—	$—	$207,213,480
Money Market Securities	2,280,968	—	—	2,280,968

Total	$209,494,448	$—	$—	$209,494,448

*	Refer to the Schedule of Investments for industry classifications.

Dean Funds

Related Notes to the Schedule of Investments - continued

June 30, 2016

(Unaudited)

The following is a summary of the inputs used at June 30, 2016 in valuing the Mid Cap Fund’s investments:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$17,858,793	$—	$—	$17,858,793
Money Market Securities	183,853	—	—	183,853

Total	$18,042,646	$—	$—	$18,042,646

*	Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period. During the period ended June 30, 2016, the Funds had no transfers between levels.

Item 2.	Controls and Procedures.

(a)    Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)    There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	8/26/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	8/26/16

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	8/26/16